Offerings - Offering: 1	Jun. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.000001 per share
Amount Registered | shares	2,070,000
Proposed Maximum Offering Price per Unit	81.68
Maximum Aggregate Offering Price	$ 169,077,600.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,349.62
Offering Note	Includes 270,000 additional shares that the underwriters have an option to purchase from the registrant. The maximum aggregate offering price has been estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the registrant's common stock as reported on the New York Stock Exchange on June 17, 2026, which date is within five business days prior to the date of the filing of this registration statement.